BlackRock U.S. Government Bond V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 2.2%
(a)(b)(c)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.32%, 08/15/30 ............ USD 700 $ 700,050
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.16%,
04/20/31 ...................... 495 495,012
Total Asset-Backed Securities — 2.2%
(Cost: $1,194,809) .............................. 1,195,062
Foreign Government Obligations — 3.9%
Austria — 0.1%
Republic of Austria, 2.10%
,
09/20/17
(b)(d)
... EUR 23 42,554
China — 3.4%
People's Republic of China:
1.99%, 04/09/25 ................. CNY 6,820 1,033,318
2.68%, 05/21/30 ................. 5,490 830,754
1,864,072
Russia — 0.2%
Russian Federation:
7.65%, 04/10/30 ................. RUB 806 11,394
5.90%, 03/12/31 ................. 5,573 69,755
6.10%, 07/18/35 ................. 1,986 24,278
105,427
Spain — 0.2%
Kingdom of Spain, 3.45%
,
07/30/66
(b)(d)
.... EUR 51 90,586
Total Foreign Government Obligations — 3.9%
(Cost: $1,996,885) .............................. 2,102,639
Non-Agency Mortgage-Backed Securities — 8.1%
Commercial Mortgage-Backed Securities — 7.1%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 0.96%, 09/15/34
(a)(b)
......... USD 139 138,998
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 1.23%, 10/15/35
(a)(b)
143 143,715
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 1.15%, 09/25/38
(a)(b)
119 119,298
BX Commercial Mortgage Trust
(b)
:
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.00%, 10/15/36
(a)
.. 97 97,392
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.53%, 10/15/36
(a)
.. 265 265,340
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.43%, 11/15/32
(a)
.. 148 147,621
Series 2020-VIV4, Class A, 2.84%, 03/09/44 198 206,330
Series 2021-VINO, Class A, (LIBOR USD 1
Month + 0.65%), 0.74%, 05/15/38
(a)
.. 144 144,146
BX Trust
(b)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 300 320,681
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 1.28%, 01/15/34
(a)
.. 36 36,034
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 1.36%, 06/15/23
(a)
.. 60 60,056
Citigroup Commercial Mortgage Trust, Series
2016-P6, Class B, 4.36%, 12/10/49
(a)
... 55 60,173
Commercial Mortgage Trust:
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 22 23,930
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
................... 440 455,877
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates
(b)
:
Series 2020-NET, Class A, 2.26%, 08/15/37 USD 100 $ 102,772
Series 2021-980M, Class A, 2.39%,
07/15/31 .................... 100 101,800
CSAIL Commercial Mortgage Trust:
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(a)
................... 51 57,102
Series 2019-C16, Class A3, 3.33%,
06/15/52 .................... 157 169,932
Series 2019-C17, Class C, 3.93%, 09/15/52 85 89,537
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 0.88%, 02/15/38
(a)(b)
......... 100 100,101
Great Wolf Trust, Series 2019-WOLF, Class
A, (LIBOR USD 1 Month + 1.03%), 1.12%,
12/15/36
(a)(b)
.................... 135 134,958
GS Mortgage Securities Corp. Trust, Series
2020-TWN3, Class A, (LIBOR USD 1 Month
+ 2.00%), 2.08%, 11/15/37
(a)(b)
........ 308 309,442
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a)(b)
.... 101 104,575
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class
A, (LIBOR USD 1 Month + 1.37%), 1.45%,
10/15/33
(a)(b)
.................... 100 100,124
KKR Industrial Portfolio Trust, Series 2020-AIP,
Class A, (LIBOR USD 1 Month + 1.04%),
1.12%, 03/15/37
(a)(b)
............... 38 37,628
Morgan Stanley Capital I Trust
(a)
:
Series 2018-H3, Class B, 4.62%, 07/15/51 39 43,294
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 0.98%, 07/15/35
(b)
.. 145 144,999
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 1.28%, 05/15/31
(a)(b)
... 160 160,496
3,876,351
Interest Only Commercial Mortgage-Backed Securities — 1.0%
(a)
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class XA, 1.00%,
10/15/54
(b)
..................... 128 7,169
BANK, Series 2021-BN33, Class XA, 1.18%,
05/15/64 ...................... 1,756 139,376
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.74%, 10/15/53 .......... 1,167 124,397
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.73%, 06/15/52 .. 1,725 169,669
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.62%, 10/15/52 ...... 1,004 94,752
535,363
Total Non-Agency Mortgage-Backed Securities — 8.1%
(Cost: $4,371,183) .............................. 4,411,714
U.S. Government Sponsored Agency Securities — 66.3%
Agency Obligations — 1.1%
Federal Home Loan Bank, 4.00%, 04/10/28 . 500 584,204
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K104, Class X1,
1.25%, 02/25/52
(a)
................ 205 16,632
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 93 99,336

BlackRock U.S. Government Bond V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.79%, 07/20/39
(a)
............. USD 85 $ 99,100
215,068
Commercial Mortgage-Backed Securities — 0.6%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... 171 180,289
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... 139 146,150
326,439
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association:
Series 2020-32, 4.00%, 05/25/50 ...... 119 17,810
Series 2020-32, Class PI, 4.00%, 05/25/50 135 20,049
Government National Mortgage Association:
Series 2020-115, Class IM, 3.50%, 08/20/50 161 21,595
Series 2020-146, Class DI, 2.50%, 10/20/50 182 21,567
Series 2020-162, Class TI, 2.50%, 10/20/50 370 47,019
Series 2020-175, Class DI, 2.50%, 11/20/50 93 10,909
Series 2020-185, Class MI, 2.50%, 12/20/50 285 35,389
174,338
Interest Only Commercial Mortgage-Backed Securities — 1.1%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(b)
14,568 1,614
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(a)
:
Series K094, Class X1, 1.02%, 06/25/29 . 210 12,730
Series K105, Class X1, 1.64%, 03/25/53 . 669 74,146
Series K107, Class X1, 1.71%, 01/25/30 . 185 21,499
Series K109, Class X1, 1.70%, 04/25/30 . 141 16,354
Series K113, Class X1, 1.49%, 06/25/30 . 200 21,041
Series K115, Class X1, 1.43%, 06/25/30 . 199 20,066
Series K116, Class X1, 1.53%, 07/25/30 . 107 11,384
Series K119, Class X1, 1.03%, 09/25/30 . 181 12,993
Series K120, Class X1, 1.13%, 10/25/30 . 775 61,965
Series K122, Class X1, 0.97%, 11/25/30 . 256 17,639
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.94%, 01/25/58
(a)
......... 257 45,027
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2002-83, 0.00%, 10/16/42
(e)
..... 434 —
Series 2003-17, 1.1E-05%, 03/16/43
(e)
.. 463 —
Series 2003-109, 1.1E-05%, 11/16/43 ... 767 30
Series 2016-22, 0.78%, 11/16/55 ...... 1,424 45,068
Series 2016-45, 0.86%, 02/16/58 ...... 688 32,706
Series 2016-92, 0.77%, 04/16/58 ...... 226 9,936
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 ......... 753 46,103
Series 2016-151, 1.01%, 06/16/58 ..... 700 39,063
Series 2017-30, 0.61%, 08/16/58 ...... 355 13,338
Series 2017-44, 0.63%, 04/17/51 ...... 367 14,066
Series 2017-53, 0.55%, 11/16/56 ...... 991 39,815
Series 2017-61, 0.74%, 05/16/59 ...... 234 12,172
Series 2017-64, 0.75%, 11/16/57 ...... 191 9,934
578,689
Mortgage-Backed Securities — 62.8%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 .......... 129 135,531
3.00%, 09/01/27 - 12/01/46 .......... 234 248,779
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.50%, 04/01/31 - 01/01/48 .......... USD 325 $ 354,324
4.00%, 08/01/40 - 12/01/45 .......... 46 50,973
4.50%, 02/01/39 - 07/01/47 .......... 129 143,904
5.00%, 10/01/41 - 11/01/41 .......... 87 98,889
5.50%, 06/01/41 ................. 68 79,791
8.00%, 12/01/29 - 07/01/30 .......... 15 17,434
Federal National Mortgage Association:
3.50%, 11/01/46 ................. 107 115,865
4.00%, 01/01/41 ................. 4 4,559
Government National Mortgage Association:
2.00%, 10/15/51
(f)
................ 1,426 1,446,555
2.50%, 10/15/51
(f)
................ 1,122 1,158,246
3.00%, 02/15/45 - 12/20/50 .......... 778 813,552
3.00%, 10/15/51
(f)
................ 1,064 1,111,631
3.50%, 01/15/42 - 10/20/46 .......... 676 721,667
3.50%, 10/15/51 - 11/15/51
(f)
......... 256 269,181
4.00%, 09/20/40 - 05/20/50 .......... 368 398,127
4.00%, 10/15/51
(f)
................ 58 61,019
4.50%, 12/20/39 - 02/15/42 .......... 608 681,149
5.00%, 12/15/38 - 07/20/42 .......... 55 63,284
5.00%, 10/15/51
(f)
................ 126 135,667
5.50%, 01/15/34 ................. 225 255,922
Uniform Mortgage-Backed Securities:
1.50%, 10/25/36 - 11/25/51
(f)
......... 2,036 1,998,843
2.00%, 10/01/31 - 03/01/32 .......... 72 74,819
2.00%, 10/25/36 - 11/25/51
(f)
......... 8,633 8,673,217
2.50%, 04/01/30 - 12/01/35 .......... 545 573,587
2.50%, 10/25/51 - 11/25/51
(f)
......... 6,705 6,910,493
3.00%, 04/01/29 - 08/01/50 .......... 1,631 1,739,312
3.00%, 10/25/51 - 11/25/51
(f)
......... 1,160 1,213,086
3.50%, 08/01/30 - 08/01/50 .......... 874 941,787
3.50%, 10/25/51 - 11/25/51
(f)
......... 764 808,801
4.00%, 01/01/26 - 06/01/50 .......... 864 952,319
4.00%, 10/25/51
(f)
................ 308 329,987
4.50%, 05/01/24 - 04/01/49 .......... 443 486,575
4.50%, 10/25/51
(f)
................ 521 563,454
5.00%, 09/01/35 - 08/01/41 .......... 138 156,072
5.00%, 10/25/51
(f)
................ 3 3,298
5.50%, 05/01/34 - 12/01/39 .......... 152 176,479
6.00%, 04/01/35 - 06/01/41 .......... 163 191,480
6.50%, 05/01/40 ................. 29 34,287
34,193,945
Total U.S. Government Sponsored Agency Securities — 66.3%
(Cost: $36,046,342) .............................. 36,072,683
U.S. Treasury Obligations — 43.0%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 .......... 212 289,456
4.50%, 08/15/39 ................. 170 238,764
4.38%, 11/15/39 ................. 170 235,583
4.63%, 02/15/40 ................. 42 60,032
3.88%, 08/15/40 ................. 42 55,073
1.75%, 08/15/41 ................. 2 2,007
3.13%, 02/15/43 ................. 660 786,457
2.88%, 05/15/43 - 11/15/46 .......... 1,290 1,487,169
3.63%, 08/15/43 ................. 660 847,146
3.75%, 11/15/43 ................. 660 863,466
2.50%, 02/15/45 ................. 154 166,308
2.75%, 11/15/47 ................. 154 174,971
3.00%, 02/15/48 ................. 784 932,225
2.25%, 08/15/49 ................. 815 844,798
1.63%, 11/15/50 ................. 85 76,364
U.S. Treasury Notes:
1.50%, 01/31/22 - 02/15/30 .......... 4,401 4,459,489

BlackRock U.S. Government Bond V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.75%, 04/30/22 - 11/15/29 .......... USD 2,995 $ 3,034,580
2.13%, 12/31/22 - 05/15/25 .......... 2,650 2,751,811
0.50%, 03/15/23 - 05/31/27 .......... 873 862,285
0.25%, 04/15/23 ................. 214 214,159
2.25%, 11/15/24 - 08/15/27 .......... 1,627 1,725,475
2.00%, 02/15/25 ................. 1,580 1,652,643
0.38%, 04/30/25 ................. 367 362,929
0.63%, 03/31/27 ................. 146 142,470
2.88%, 08/15/28 ................. 380 419,766
3.13%, 11/15/28 ................. 380 426,936
1.63%, 08/15/29 ................. 266 270,925
Total U.S. Treasury Obligations — 43.0%
(Cost: $22,628,571) .............................. 23,383,287
Total Long-Term Investments — 123.5%
(Cost: $66,237,790) .............................. 67,165,385
Shares
Shares
Short-Term Securities — 21.6%
Money Market Funds — 12.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(g)(h)
................. 6,868,519 6,868,519
Total Money Market Funds — 12.6%
(Cost: $6,868,519) .............................. 6,868,519
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 9.0%
Federal Home Loan Bank Discount Notes,
0.04%, 03/23/22
(i)
............... 4,900 4,898,823
Total U.S. Government Sponsored Agency Securities — 9.0%
(Cost: $4,899,058) .............................. 4,898,823
Total Short-Term Securities — 21.6%
(Cost: $11,767,577) .............................. 11,767,342
Security
Par (000)
Par (000) Value
Total Options Purchased — 0.0%
( Cost: $83,276 ) ................................ $ 34,942
Total Investments Before Options Written and TBA Sale
Commitments — 145.1%
(Cost: $78,088,643 ) .............................. 78,967,669
Total Options Written — (0.2)%
(Premium Received — $175,950) .................... (146,165)
TBA Sale Commitments — (11.7)%
(f)
Mortgage-Backed Securities — (11.7)%
Government National Mortgage Association:
2.00% ,  10/15/51 ................. USD 26 (26,375)
3.50% ,  10/15/51 ................. 91 (96,185)
4.00% ,  10/15/51 ................. 26 (27,591)
4.50% ,  10/15/51 ................. 527 (561,914)
Uniform Mortgage-Backed Securities:
2.50% ,  10/25/36 - 11/25/51 .......... 389 (401,232)
3.00% ,  10/25/36 - 10/25/51 .......... 595 (623,101)
3.50% ,  10/25/36 - 10/25/51 .......... 140 (148,485)
1.50% ,  10/25/51 ................. 723 (701,998)
2.00% ,  10/25/51 ................. 3,772 (3,782,167)
Total TBA Sale Commitments — (11.7)%
(Proceeds: $6,409,636) ........................... (6,369,048)
Total Investments Net of Options Written and TBA Sale
Commitments — 133.2%
(Cost: $71,503,057 ) .............................. 72,452,456
Liabilities in Excess of Other Assets — (33.2)% ........... (18,041,152)
Net Assets — 100.0% .............................. $ 54,411,304
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Represents or includes a TBA transaction.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
(i)
Rates are discount rates or a range of discount rates as of period end.

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,156,232 $ 4,712,287 $ — $ — $ — $ 6,868,519 6,868,519 $ 172 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 12 12/21/21 $ 1,581 $ (563)
U.S. Treasury Ultra Bond .................................................... 2 12/21/21 383 1,334
U.S. Treasury 2 Year Note .................................................... 33 12/31/21 7,263 (7,195)
90-day Eurodollar ......................................................... 17 12/19/22 4,229 688
(5,736)
Short Contracts
Euro- Buxl ............................................................... 1 12/08/21 236 7,617
U.S. Treasury Long Bond .................................................... 5 12/21/21 798 15,374
U.S. Treasury 5 Year Note .................................................... 7 12/31/21 860 (991)
90-day Eurodollar ......................................................... 22 03/18/24 5,430 (31)
21,969
$ 16,233
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
RUB 736,398 USD 10,000 Goldman Sachs International 10/20/21 $ 91
USD 11,829 EUR 10,000 State Street Bank and Trust Co. 10/20/21 242
USD 10,000 MXN 201,940 State Street Bank and Trust Co. 10/20/21 242
USD 10,000 PLN 39,399 Citibank NA 10/20/21 94
USD 10,000 RUB 729,125 Goldman Sachs International 10/20/21 8
USD 7,413 MXN 149,000 Barclays Bank plc 10/29/21 222
USD 8,208 MXN 166,000 Citibank NA 10/29/21 197
USD 5,032 MXN 103,026 Goldman Sachs International 10/29/21 60
USD 19,861 CAD 25,000 Royal Bank of Canada 12/15/21 123
USD 135,036 EUR 114,000 BNP Paribas SA 12/15/21 2,778
USD 135,134 EUR 114,000 HSBC Bank plc 12/15/21 2,876
6,933
EUR 10,000 USD 11,831 Citibank NA 10/20/21 (244)
MXN 199,642 USD 10,000 Natwest Markets plc 10/20/21 (353)
USD 10,000 NOK 87,554 State Street Bank and Trust Co. 10/20/21 (14)
USD 66,419 RUB 4,947,585 Barclays Bank plc 10/26/21 (1,324)
USD 3,808 RUB 282,898 Credit Suisse International 10/26/21 (65)
USD 20,443 RUB 1,519,131 Goldman Sachs International 10/26/21 (357)
USD 5,581 RUB 417,220 JPMorgan Chase Bank NA 10/26/21 (132)
USD 2,766 RUB 204,712 UBS AG 10/26/21 (37)
MXN 214,656 USD 10,734 BNP Paribas SA 10/29/21 (375)
MXN 207,610 USD 10,385 Deutsche Bank AG 10/29/21 (366)
USD 4,622 RUB 341,700 Barclays Bank plc 12/02/21 (27)
USD 3,580 RUB 265,491 Citibank NA 12/02/21 (32)
USD 1,226,186 CNY 7,959,420 Barclays Bank plc 12/15/21 (1,053)
(4,379)
$ 2,554

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch HSBC Bank USA, NA 03/10/22 CNH 6.70 CNH 6.70 USD 12 $ 2,153
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar December 2021 Futures .......... 203 12/10/21 USD 99.38 USD 50,750 $ 11,418
90-day Eurodollar March 2022 Futures ............. 16 03/11/22 USD 98.75 USD 4,000 8,100
$ 19,518
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Goldman Sachs International 10/20/21 MXN 20.30 USD 17 $ 376
AUD Currency ........................... Goldman Sachs International 11/10/21 USD 0.74 AUD 366 1,128
EUR Currency ........................... BNP Paribas SA 11/10/21 USD 1.18 EUR 353 627
GBP Currency ........................... UBS AG 11/10/21 USD 1.37 GBP 212 1,221
AUD Currency ........................... Citibank NA 11/12/21 USD 0.74 AUD 366 1,177
EUR Currency ........................... Standard Chartered Bank 11/12/21 USD 1.18 EUR 353 859
GBP Currency ........................... Standard Chartered Bank 11/12/21 USD 1.37 GBP 212 1,211
6,599
Put
USD Currency ........................... Royal Bank of Canada 11/10/21 CAD 1.25 USD 321 1,397
USD Currency ........................... Deutsche Bank AG 11/12/21 CAD 1.25 USD 321 1,098
2,495
$ 9,094
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.74% Semi-Annual Bank of America NA 11/10/21 0.74 % USD 712 $ 67
Put
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/22/22 2.25 USD 1,300 4,110
$ 4,177
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.44% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 12/09/21 1.44 % USD 400 $ (2,641)

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 % USD 200 $ (5,125)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/20/22 1.84 USD 1,200 (37,994)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 1,200 (50,140)
(95,900)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.44% Semi-Annual Bank of America NA 12/09/21 1.44 USD 400 (7,798)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 200 (2,554)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 1,200 (16,145)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 1,200 (23,768)
(50,265)
$ (146,165)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.76% Annual 6 month WIBOR Semi-Annual N/A 06/18/23 PLN 91 $ 115 $ — $ 115
0.83% Semi-Annual 6 month WIBOR Semi-Annual N/A 06/22/23 PLN 213 201 — 201
0.60% Annual 6 month WIBOR Semi-Annual N/A 07/23/23 PLN 50 121 — 121
28 day MXIBTIIE Monthly 5.84% Monthly N/A 08/14/23 MXN 1,372 (558) — (558)
1.39% Annual 3 month WIBOR Quarterly 09/05/22
(a)
09/05/23 PLN 155 121 — 121
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/07/24 USD 72 (130) — (130)
28 day MXIBTIIE Monthly 6.11% Monthly N/A 08/15/24 MXN 911 (667) — (667)
28 day MXIBTIIE Monthly 6.12% Monthly N/A 08/15/24 MXN 54 (39) — (39)
3 month LIBOR Quarterly 0.89% Semi-Annual N/A 06/04/26 USD 900 (2,823) — (2,823)
1.03% Semi-Annual 3 month LIBOR Quarterly N/A 06/04/26 USD 900 (3,308) — (3,308)
1.69% Annual 6 month WIBOR Semi-Annual N/A 09/07/26 PLN 162 327 — 327
0.99% Semi-Annual 3 month LIBOR Quarterly 11/12/21
(a)
11/12/26 USD 117 729 — 729
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 10/01/29 USD 400 (8,695) — (8,695)
28 day MXIBTIIE Monthly 7.08% Monthly N/A 09/02/31 MXN 378 (466) — (466)
$ (15,072) $ — $ (15,072)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 499 $ (20,062) $ — $ (20,062)
1 month USCPI At Termination 2.54% At Termination 05/05/31 USD 130 (4,250) — (4,250)
1 month USCPI At Termination 2.55% At Termination 05/05/31 USD 130 (4,070) — (4,070)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 250 (4,985) — (4,985)
1 month USCPI At Termination 2.53% At Termination 08/11/31 USD 243 (3,854) — (3,854)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 62 (13,179) — (13,179)

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 3.79% At Termination 09/15/41 GBP 22 $ (123) $ — $ (123)
UK Retail Price Index All
Items Monthly At Termination 3.89% At Termination 09/15/41 GBP 11 397 — 397
$ (50,126) $ — $ (50,126)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 month USCPI ....................................... U.S. Consumer Price Index 5.40%
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.75
3 month LIBOR ....................................... London Interbank Offered Rate 0.13
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.13
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.21
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CNH Chinese Yuan Offshore
CNY Chinese Yuan
EUR Euro
GBP British Pound
MXN Mexican Peso
NOK Norwegian Krone
PLN Polish Zloty
RUB New Russian Ruble
USD United States Dollar
Portfolio Abbreviations
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 1,195,062 $ — $ 1,195,062
Foreign Government Obligations .............................. — 2,102,639 — 2,102,639
Non-Agency Mortgage-Backed Securities ........................ — 4,411,714 — 4,411,714
U.S. Government Sponsored Agency Securities .................... — 36,072,683 — 36,072,683
U.S. Treasury Obligations ................................... — 23,383,287 — 23,383,287
Short-Term Securities:
Money Market Funds ...................................... 6,868,519 — — 6,868,519
U.S. Government Sponsored Agency Securities .................... — 4,898,823 — 4,898,823
Options Purchased:
Foreign currency exchange contracts ........................... — 11,247 — 11,247
Interest rate contracts ...................................... 19,518 4,177 — 23,695
Liabilities:
Investments:
TBA Sale Commitments .................................... — (6,369,048) — (6,369,048)
$ 6,888,037 $ 65,710,584 $ — $ 72,598,621
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 6,933 $ — $ 6,933
Interest rate contracts ....................................... 25,013 1,614 — 26,627
Other contracts ........................................... — 397 — 397
Liabilities:
Foreign currency exchange contracts ............................ — (4,379) — (4,379)
Interest rate contracts ....................................... (8,780) (162,851) — (171,631)
Other contracts ........................................... — (50,523) — (50,523)
$ 16,233 $ (208,809) $ — $ (192,576)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.